BlueStar Israel Technology ETF
Schedule of Investments
December 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.3%
Cayman Islands - 0.7%
Software - 0.7% (d)
Sapiens International Corp NV	37,174	$1,280,644

Gibraltar - 0.8%
Hotels, Restaurants & Leisure - 0.8%
888 Holdings PLC	320,354	1,305,178

Guernsey - 5.3%
IT Services - 5.3%
Amdocs, Ltd.	123,306	9,228,220

Israel - 70.4%
Aerospace & Defense - 3.5%
Elbit Systems, Ltd. (b)	31,414	5,470,120
RADA Electronic Industries, Ltd. (a)	70,360	662,791
Total Aerospace & Defense		6,132,911
Auto Components - 0.3%
REE Automotive, Ltd. - Class A (a)(b)	104,827	581,790
Biotechnology - 0.2%
Kamada, Ltd. (a)	57,890	382,650
Capital Markets - 0.3%
Electreon Wireless, Ltd. (a)	7,979	535,107
Communications Equipment - 2.8%
AudioCodes, Ltd.	29,724	1,032,612
BATM Advanced Communications, Ltd.	389,951	443,894
Ceragon Networks, Ltd. (a)	128,806	332,319
Gilat Satellite Networks, Ltd.	63,229	447,029
Ituran Location and Control, Ltd.	14,644	390,555
Radware, Ltd. (a)(b)	41,562	1,730,642
Silicom, Ltd. (a)	9,008	464,813
Total Communications Equipment		4,841,864
Diversified Financial Services - 1.2%
Plus500, Ltd.	112,937	2,079,735
Diversified Telecommunication Services - 2.5%
Bezeq The Israeli Telecommunication Corp., Ltd. (a)	2,611,597	4,316,891
Electrical Equipment - 0.2%
Augwind Energy Tech Storage, Ltd. (a)	20,351	317,413
Electronic Equipment, Instruments & Components - 0.8%
Arbe Robotics, Ltd. (a)	57,689	536,508
Innoviz Technologies, Ltd. (a)	133,588	846,948
Total Electronic Equipment, Instruments & Components		1,383,456
Health Care Equipment & Supplies - 3.2%
Inmode, Ltd. (a)	63,890	4,509,356
Nano-X Imaging, Ltd. (a)(b)	48,038	698,473
Sisram Medical, Ltd. (e)	243,949	296,898
Total Health Care Equipment & Supplies		5,504,727
Household Durables - 0.7%
Maytronics, Ltd.	50,721	1,252,964
Independent Power and Renewable Electricity Producers - 1.8%
Doral Group Renewable Energy Resources, Ltd. (a)	82,588	365,263
Energix-Renewable Energies, Ltd.	239,068	1,018,881
Enlight Renewable Energy, Ltd. (a)	732,832	1,804,177
Total Independent Power and Renewable Electricity Producers		3,188,321
Interactive Media & Services - 1.2%
Taboola.com, Ltd. (a)	261,459	2,034,151
Internet & Direct Marketing Retail - 2.5%
Fiverr International, Ltd. (a)(b)	38,796	4,411,105
IT Services - 6.6%
Formula Systems 1985, Ltd.	8,956	1,094,096
Matrix IT, Ltd.	35,945	1,092,010
One Software Technologies, Ltd.	27,961	556,711
Wix.com, Ltd. (a)	55,715	8,791,270
Total IT Services		11,534,087
Life Sciences Tools & Services - 0.3%
Compugen, Ltd. (a)	99,961	429,832
Machinery - 4.3%
Kornit Digital, Ltd. (a)	48,724	7,418,229
Media - 1.0%
Perion Network, Ltd. (a)	39,395	947,449
Tremor International, Ltd. (a)	112,999	847,340
Total Media		1,794,789
Semiconductors & Semiconductor Equipment - 5.8%
Camtek, Ltd. (a)	31,803	1,464,210
Nova, Ltd. (a)	29,569	4,331,859
Tower Semiconductor, Ltd. (a)	107,441	4,263,259
Total Semiconductors & Semiconductor Equipment		10,059,328
Software - 29.7% (d)
Allot Communications, Ltd. (a)	40,742	484,015
Cellebrite DI, Ltd. (a)(b)	58,870	472,137
Check Point Software Technologies, Ltd. (a)	118,099	13,765,619
Cognyte Software, Ltd. (a)	64,357	1,008,474
CyberArk Software, Ltd. (a)	44,938	7,786,857
Hilan, Ltd.	12,268	822,747
ironSource, Ltd. - Class A (a)(b)	481,938	3,730,200
Jfrog, Ltd. - ADR (a)	69,214	2,055,656
Magic Software Enterprises, Ltd.	24,875	528,072
Monday.com, Ltd. (a)(b)	17,790	5,492,129
Nice, Ltd. (a)	45,022	13,668,679
Riskified, Ltd. - Class A (a)	41,633	327,235
SimilarWeb, Ltd. (a)	22,359	400,450
Tufin Software Technologies, Ltd. - ADR (a)(b)	42,072	443,860
WalkMe, Ltd. (a)	30,679	602,229
Total Software		51,588,359
Technology Hardware, Storage & Peripherals - 1.5%
Nano Dimension, Ltd. - ADR (a)(b)	313,566	1,191,551
Stratasys, Ltd. (a)	58,561	1,434,159
Total Technology Hardware, Storage & Peripherals		2,625,710
Total Israel		122,413,419

Jersey - 2.8%
Health Care Equipment & Supplies - 2.8%
Novocure, Ltd. - ADR (a)	65,455	4,914,361

United States - 19.3%
Biotechnology - 0.3%
Lineage Cell Therapeutics, Inc. (a)	207,735	508,951
Pluristem Therapeutics, Inc. (a)	1	1
Total Biotechnology		508,952
Electronic Equipment, Instruments & Components - 0.3%
Vishay Precision Group, Inc. (a)	14,762	547,965
Entertainment - 1.2%
Playtika Holding Corp. (a)	122,711	2,121,673
Independent Power and Renewable Electricity Producers - 2.0%
Ormat Technologies, Inc.	46,173	3,537,661
Insurance - 1.3%
Lemonade, Inc. (a)(b)	53,426	2,249,769
IT Services - 1.0%
Payoneer Global, Inc. (a)	237,242	1,743,729
Pharmaceuticals - 0.5%
Oramed Pharmaceuticals, Inc. (a)(b)	53,153	759,025
Semiconductors & Semiconductor Equipment - 7.1%
CEVA, Inc. (a)	23,662	1,023,145
SolarEdge Technologies, Inc. (a)(b)	40,108	11,253,101
Total Semiconductors & Semiconductor Equipment		12,276,246
Software - 5.6% (d)
LivePerson, Inc. (a)(b)	57,276	2,045,899
Varonis Systems, Inc. (a)(b)	95,176	4,642,685
Verint Systems, Inc. (a)(b)	59,081	3,102,343
Total Software		9,790,927
Total United States		33,535,947
TOTAL COMMON STOCKS (Cost $160,173,565)		172,677,769

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 12.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (c)	22,151,380	22,151,380
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $22,151,380)		22,151,380

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 0.03% (c)	598,944	598,944
TOTAL SHORT-TERM INVESTMENTS (Cost $598,944)		598,944

Total Investments (Cost $182,923,889) - 112.4%		195,428,093
Liabilities in Excess of Other Assets - (12.4)%		(21,499,198)
TOTAL NET ASSETS - 100.0%		$173,928,895

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2021.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of December 31, 2021, the Fund had a significant portion of its assets invested in the Software Industry.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified insitutional investors. At December 31, 2021, the market value of these securities total $296,898, which represents 0.17% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2021, AIEQ, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, MJXL, MJIN, SINV, SILX, AWYX, GAMR, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of December 31, 2021, SILJ held two fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2021:

ITEQ
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$172,677,769	$-	$-	$172,677,769
Short-Term Investments	598,944	-	-	598,944
Investments Purchased with Securities Lending Collateral*	-	-	-	22,151,380
Total Investments in Securities	$173,276,713	$-	$-	$195,428,093

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.